Shareholders' Equity- Reclassification of warrants to shareholders equity (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 08, 2020	Dec. 31, 2022	Dec. 31, 2020
Shareholders' Equity
Fair value at beginning	$ 3,199,553	$ 1,014,868		$ 1,014,868
Issuance of 2020 Warrants		2,749,369	$ 14,798,000
Reclassification of warrant liability to shareholders' equity upon exercise of 12,500 warrant ADSs		(7,874)
Change in fair value of liabilities related to warrants		(556,810)	(6,946,000)
Reclassification to additional-paid-in capital with in shareholders' equity	$ (3,199,553)			$ (3,199,553)
Fair value at ending		$ 3,199,553	$ 7,852,000
Warrants issued to purchase ADS (in shares)		12,500